Capital structure and financial items - Financial assets and liabilities - Financial liabilities by category (Details) - DKK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Financial liabilities	kr 33,845	kr 26,182
Financial liabilities measured at fair value through the income statement
Disclosure of financial liabilities [line items]
Financial liabilities	1,365	734
Financial liabilities measured at fair value through the income statement | Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	1,365	734
Financial liabilities measured at amortised cost
Disclosure of financial liabilities [line items]
Financial liabilities	32,480	25,448
Financial liabilities measured at amortised cost | Borrowings (non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	2,897	3,009
Financial liabilities measured at amortised cost | Borrowings (current)
Disclosure of financial liabilities [line items]
Financial liabilities	7,459	1,474
Financial liabilities measured at amortised cost | Trade payables
Disclosure of financial liabilities [line items]
Financial liabilities	5,717	6,358
Financial liabilities measured at amortised cost | Other liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	17,005	15,085
Financial liabilities measured at amortised cost | Other liabilities- less VAT and duties payable
Disclosure of financial liabilities [line items]
Financial liabilities	kr (598)	kr (478)